Subsequent Events (Details) - Schedule of pro forma basis, the impact of the Company’s IPO - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 544	$ 941
Other non-current assets	274	192
August and December 2019 Convertible notes	1,452	1,032
Convertible notes	5,342	5,141
Derivative warrant liability	1,512	447
Convertible preferred shares	6,621	6,621
Total Shareholders’ equity (deficit)	(14,164)	$ (12,243)	$ (11,480)	$ (11,078)
Pro Forma [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	18,174
Other non-current assets	35
August and December 2019 Convertible notes
Convertible notes
Derivative warrant liability
Convertible preferred shares
Total Shareholders’ equity (deficit)	$ 18,153